Subsequent Events (FY) (Details) - USD ($)									3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Feb. 19, 2024	Feb. 16, 2024	Jan. 12, 2024	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 09, 2023	Nov. 06, 2023
Subsequent Event [Line Items]
Aggregate cost	$ 2,800,000	$ 4,000,000			$ 4,000,000	$ 4,000,000	$ 5,000,000	$ 10,000,000
Number of warrants exercised on net basis (in shares)															207,448
Exercise price (in dollars per share)					$ 13.44										$ 28
Warrant term (years)		5 years			5 years				5 years		5 years		5 years
Service revenue									$ 107,000	$ 339,000	$ 1,829,000	$ 2,066,000	$ 3,089,000	$ 299,000
Common Class A
Subsequent Event [Line Items]
Number of shares sold (in shares)		94,286			64,286	20,715	15,000
Purchase price (in dollars per share)	$ 7.7	$ 12.22			$ 15.26	$ 28	$ 104.02
Number of warrants exercised on net basis (in shares)	714,286
Exercise price (in dollars per share)									$ 8,050		$ 8,050		$ 8,050
Subsequent Event
Subsequent Event [Line Items]
Aggregate cost		$ 4,000,000			$ 4,000,000
Subsequent Event | Experior Laboratories, Inc
Subsequent Event [Line Items]
Damages sought				$ 143,256
Subsequent Event | SpaceX Rideshare Service Agreement | D-Orbit SpA
Subsequent Event [Line Items]
Service revenue			$ 1,300,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Number of shares sold (in shares)		94,286			64,286
Purchase price (in dollars per share)		$ 12.18			$ 15.26
January Warrants
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)					263,358
Warrant term (years)					5 years
January Warrants | Subsequent Event
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)					263,358
Exercise price (in dollars per share)					$ 13.44
Warrant term (years)					5 years
Prefunded Warrants
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)						122,143	33,068
Exercise price (in dollars per share)						$ 0.00001	$ 0.00001
Prefunded Warrants | Subsequent Event
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)		236,020			199,072
November Warrants
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)																414,896
Exercise price (in dollars per share)																$ 54.04
Warrant term (years)																5 years
March Warrants
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)		330,306
Exercise price (in dollars per share)		$ 10.36
Warrant term (years)		5 years
March Warrants | Subsequent Event
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares)		330,306
Exercise price (in dollars per share)		$ 10.36
Warrant term (years)		5 years